Other Payables and Accruals (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Other Payables and Accruals
Unearned revenue	$ 61,406	$ 59,612
Accrued off-hire	10,816	5,886
Accrued purchases	15,924	9,867
Accrued interest	27,029	33,600
Other accruals	32,944	34,092
Total	$ 148,119	$ 143,057